Costs and Expenses by Nature (Details) - Schedule of depreciation comprises - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and Expenses by Nature (Details) - Schedule of depreciation comprises [Line Items]
Property, plant and equipment	S/ 52,308	S/ 64,840	S/ 71,911
Right-of-use assets	18,709	18,332	11,801
Investment property	3,971	4,316	2,413
Total	74,988	87,488	86,125
Cost of goods and services [member]
Costs and Expenses by Nature (Details) - Schedule of depreciation comprises [Line Items]
Property, plant and equipment	50,981	60,230	66,479
Right-of-use assets	17,469	17,517	10,840
Investment property	3,971	4,316	2,413
Total	72,421	82,063	79,732
Administrative expenses [member]
Costs and Expenses by Nature (Details) - Schedule of depreciation comprises [Line Items]
Property, plant and equipment	1,327	4,610	5,432
Right-of-use assets	1,240	815	961
Total	S/ 2,567	S/ 5,425	S/ 6,393